Deferred Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets/(liabilities)	€ 509,015	€ (6,647)
Net operating loss carryforwards	3,411,295	4,870,580
Deferred tax assets not recognized	(509,015)
Net deferred tax asset/(liabilities)		€ (6,647)